Financial instruments (Details 26) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gains (loss) recognized in OCI (effective portion)	$ (5,466)	$ (439)	$ 8,913
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	11,412	6,018	10,190
Gain (loss) recognized on derivatives (ineffective portion)	268	(1,352)	(145)
Net Investment Hedging [Member]
Disclosure of financial instruments [Line Items]
Gains (loss) recognized in OCI (effective portion)	(277)	0	(901)
Interest rate swaps [member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gains (loss) recognized in OCI (effective portion)	(834)	627	35
Interest rate swaps [member] | Gain loss on interest rate swap [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	242	(1,258)	(229)
Cross-currency swaps [member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gains (loss) recognized in OCI (effective portion)	(1,924)	(1,299)	5,367
Cross-currency swaps [member] | Gain loss on foreign exchange [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	26	16	84
Cross-currency swaps [member] | Interest income - loans [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	7,611	0	0
Gain (loss) recognized on derivatives (ineffective portion)	0	(110)	0
Forward foreign exchange [member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gains (loss) recognized in OCI (effective portion)	(2,708)	233	3,511
Forward foreign exchange [member] | Net Investment Hedging [Member]
Disclosure of financial instruments [Line Items]
Gains (loss) recognized in OCI (effective portion)	(277)	0	(901)
Forward foreign exchange [member] | Interest income - loans [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	3,991	(4,751)	(1,821)
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Forward foreign exchange [member] | Interest income - securities at FVOCI [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	0	0	(694)
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Forward foreign exchange [member] | Interest expense - borrowings and debt [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	0	0	0
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Forward foreign exchange [member] | Interest expenses - deposits [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	(190)	1,672	166
Gain (loss) recognized on derivatives (ineffective portion)	0	0	0
Forward foreign exchange [member] | Gain loss on foreign currency exchange [Member] | Cash Flow Hedging [Member]
Disclosure of financial instruments [Line Items]
Gain (loss) reclassified from accumulated OCI to the consolidated statement of profit or loss	0	9,097	12,539
Gain (loss) recognized on derivatives (ineffective portion)	$ 0	$ 0	$ 0